Jan. 29, 2019
11.30 Fidelity Strategic Dividend & Income Fund - AMCIZ PRO-11 | Fidelity Strategic Dividend & Income Fund
Supplement to the Fidelity® Strategic Dividend & Income® Fund Class A, Class M, Class C, Class I and Class Z January 29, 2019 Prospectus
Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).